Investment In Joint Ventures And Associates - Financial information relating to investments in joint ventures and associates accounted for using the equity method of accounting (Details)
$ in Thousands, ₩ in Millions
		12 Months Ended
		Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2024 USD ($)
Equity method investment summarized financial information [Line Items]
Assets		₩ 525,753,320		₩ 498,004,936	₩ 480,474,396	$ 355,719,432
Liabilites		489,858,051		464,607,446	448,847,054	$ 331,433,053
Other comprehensive income(loss)		382,719	$ 258,944	663,537	(239,819)
Total comprehensive income(loss)		3,554,188	$ 2,404,728	3,290,431	₩ 3,129,255
Korea Credit Bureau Co., Ltd.
Equity method investment summarized financial information [Line Items]
Assets		150,657		131,164
Liabilites		62,343		68,756
Operating revenue		175,338		163,707
Net income(loss)		26,589		8,012
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		26,589		8,012
Korea Finance Security Co., Ltd.
Equity method investment summarized financial information [Line Items]
Assets		36,797		36,185
Liabilites		12,692		14,287
Operating revenue		42,640		44,709
Net income(loss)		1,695		(464)
Other comprehensive income(loss)		0		6,730
Total comprehensive income(loss)		1,695		6,266
K BANK Co., Ltd.
Equity method investment summarized financial information [Line Items]
Assets		29,314,529		20,799,599
Liabilites		27,293,765		18,903,298
Operating revenue		1,043,436		826,894
Net income(loss)		149,922		49,853
Other comprehensive income(loss)		3,695		47,885
Total comprehensive income(loss)		153,617		97,738
Partner One Value Up I Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets		9,810		14,182
Liabilites		682		293
Operating revenue		(4,358)		(4,107)
Net income(loss)		(4,758)		(4,505)
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		(4,758)		(4,505)
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership
Equity method investment summarized financial information [Line Items]
Assets		11,474		41,533
Liabilites		165		305
Operating revenue		(3,108)		6,501
Net income(loss)		(3,887)		5,823
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		(3,887)		5,823
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets		15,745		15,754
Liabilites		100		100
Operating revenue		1		2
Net income(loss)		(388)		(388)
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		(388)		(388)
Union Technology Finance Investment Association
Equity method investment summarized financial information [Line Items]
Assets		40,269		41,543
Liabilites		641		233
Operating revenue		19		2,261
Net income(loss)		(646)		(838)
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		(646)		(838)
Dicustody Co., Ltd.
Equity method investment summarized financial information [Line Items]
Assets				92
Liabilites				0
Operating revenue				0
Net income(loss)				(3)
Other comprehensive income(loss)				0
Total comprehensive income(loss)				(3)
Orient Shipyard Co., Ltd.
Equity method investment summarized financial information [Line Items]
Assets		7,025		10,708
Liabilites		23,626		27,225
Operating revenue		0		0
Net income(loss)		(76)		(124)
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		(76)		(124)
Joongang Network Solution Co.,Ltd.
Equity method investment summarized financial information [Line Items]
Assets				1,505
Liabilites				3,156
Operating revenue				5,758
Net income(loss)				5
Other comprehensive income(loss)				0
Total comprehensive income(loss)				5
Win Mortgage Co.,LTd.
Equity method investment summarized financial information [Line Items]
Assets		6,053		3,518
Liabilites		3,073		1,197
Operating revenue		16,435		9,309
Net income(loss)		1,044		378
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		1,044		378
Together-Korea Government Private Pool Private Securities Investment Trust No. 3
Equity method investment summarized financial information [Line Items]
Assets				10,543
Liabilites				1
Operating revenue				227
Net income(loss)				222
Other comprehensive income(loss)				0
Total comprehensive income(loss)				222
BTS 2nd Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets		39,431		25,030
Liabilites		432		837
Operating revenue		628		4
Net income(loss)		(468)		(1,213)
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		(468)		(1,213)
STASSETS FUND III
Equity method investment summarized financial information [Line Items]
Assets		39,694		30,014
Liabilites		197		312
Operating revenue		40		95
Net income(loss)		(802)		(1,145)
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		(802)		(1,145)
SF CREDIT PARTNERS, LLC
Equity method investment summarized financial information [Line Items]
Assets		185,463		149,157
Liabilites		30,752		25,996
Operating revenue		35,820		7,618
Net income(loss)		14,319		(4,610)
Other comprehensive income(loss)		18,291		(2,819)
Total comprehensive income(loss)		32,610		(7,429)
Rea Company
Equity method investment summarized financial information [Line Items]
Assets				2,248
Liabilites				3,736
Operating revenue				802
Net income(loss)				(694)
Other comprehensive income(loss)				0
Total comprehensive income(loss)				(694)
ARAM CMC Co.,Ltd.
Equity method investment summarized financial information [Line Items]
Assets		541		669
Liabilites		453		485
Operating revenue		717		1,005
Net income(loss)		(31)		(254)
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		(31)		(254)
Japanese Hotel Real Estate Private Equity Fund No.2
Equity method investment summarized financial information [Line Items]
Assets		14,135		13,541
Liabilites		13		12
Operating revenue		1,246		54
Net income(loss)		1,129		46
Other comprehensive income(loss)		0		(602)
Total comprehensive income(loss)		1,129		(556)
Woori Seoul Beltway Private Special Asset Fund No.1
Equity method investment summarized financial information [Line Items]
Assets		64,308		50,362
Liabilites		3		2
Operating revenue		2,298		1,858
Net income(loss)		2,233		1,805
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		2,233		1,805
Woori General Private Securities Investment Trust(Bond) No.1
Equity method investment summarized financial information [Line Items]
Assets				414,760
Liabilites				208,014
Operating revenue				12,617
Net income(loss)				6,746
Other comprehensive income(loss)				0
Total comprehensive income(loss)				6,746
Woori Short-term Bond Securities Investment Trust(Bond) ClassC-F
Equity method investment summarized financial information [Line Items]
Assets				828,793
Liabilites				126,879
Operating revenue				34,607
Net income(loss)				31,283
Other comprehensive income(loss)				0
Total comprehensive income(loss)				31,283
Woori Safe Plus General Type Private Investment Trust S-8(Bond)
Equity method investment summarized financial information [Line Items]
Assets				113,413
Liabilites				6
Operating revenue				4,774
Net income(loss)				4,542
Other comprehensive income(loss)				0
Total comprehensive income(loss)				4,542
Woori General Private Securities Investment Trust(Bond) No.2
Equity method investment summarized financial information [Line Items]
Assets				224,205
Liabilites				111,165
Operating revenue				5,767
Net income(loss)				3,040
Other comprehensive income(loss)				0
Total comprehensive income(loss)				3,040
Woori General Private Securities Investment Trust(Bond) No.3
Equity method investment summarized financial information [Line Items]
Assets				532,139
Liabilites				347,809
Operating revenue				9,304
Net income(loss)				4,342
Other comprehensive income(loss)				0
Total comprehensive income(loss)				4,342
Woori Asset Global Partnership Fund No.5
Equity method investment summarized financial information [Line Items]
Assets		95,548		38,537
Liabilites		254		281
Operating revenue		6,479		0
Net income(loss)		5,038		(744)
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		5,038		(744)
WOORI TAERIM 1st Fund
Equity method investment summarized financial information [Line Items]
Assets		4,045		4,045
Liabilites		183		183
Operating revenue		0		0
Net income(loss)		0		0
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		0		0
Portone-Cape Fund No.1
Equity method investment summarized financial information [Line Items]
Assets		1,000		2,324
Liabilites		200		100
Operating revenue		0		0
Net income(loss)		(103)		(103)
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		(103)		(103)
DeepDive WOORI 2021-1 Financial Investment Fund
Equity method investment summarized financial information [Line Items]
Assets				10,400
Liabilites				19
Operating revenue				9,607
Net income(loss)				9,467
Other comprehensive income(loss)				0
Total comprehensive income(loss)				9,467
Darwin Green Packaging Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets		19,128		19,390
Liabilites		0		0
Operating revenue		0		759
Net income(loss)		(262)		451
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		(262)		451
Koreawide partners 2nd Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets		75,002		75,064
Liabilites		2,870		2,931
Operating revenue		0		0
Net income(loss)		0		(2,831)
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		0		(2,831)
Woori FirstValue Private Real Estate Fund No.2
Equity method investment summarized financial information [Line Items]
Assets		67,081		67,024
Liabilites		62,357		62,357
Operating revenue		62		32
Net income(loss)		57		18
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		57		18
WooriG Real Infrastructure Blind General Type Private Placement Investment Trust
Equity method investment summarized financial information [Line Items]
Assets				114,909
Liabilites				92
Operating revenue				6,053
Net income(loss)				4,892
Other comprehensive income(loss)				0
Total comprehensive income(loss)				4,892
Woori Together TDF 2030
Equity method investment summarized financial information [Line Items]
Assets		16,849		11,944
Liabilites		41		61
Operating revenue		1,574		2,528
Net income(loss)		1,544		1,017
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		1,544		1,017
Woori Together OCIO Target Return Feeder fund (Balance Bond)
Equity method investment summarized financial information [Line Items]
Assets				50,831
Liabilites				1
Operating revenue				2,446
Net income(loss)				2,444
Other comprehensive income(loss)				0
Total comprehensive income(loss)				2,444
Australia Green Energy 1st PEF
Equity method investment summarized financial information [Line Items]
Assets		132,878		121,454
Liabilites		24		24
Operating revenue		13,121		508
Net income(loss)		11,424		(1,189)
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		11,424		(1,189)
Aarden Woori Apparel 1st Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets		20,083		28,219
Liabilites		89		90
Operating revenue		0		1
Net income(loss)		(8,136)		(332)
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		(8,136)		(332)
Woori Dyno 1st Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets		14,575		12,068
Liabilites		43		43
Operating revenue		2,712		2,053
Net income(loss)		2,545		1,886
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		2,545		1,886
KTB-KORUS FUND
Equity method investment summarized financial information [Line Items]
Assets		4,772		8,957
Liabilites		0		1
Operating revenue		691		127
Net income(loss)		(3,062)		(712)
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		(3,062)		(712)
KTB China Platform Fund
Equity method investment summarized financial information [Line Items]
Assets				85,909
Liabilites				13
Operating revenue				2,411
Net income(loss)				(5,160)
Other comprehensive income(loss)				0
Total comprehensive income(loss)				(5,160)
KTBN Venture Fund No.7
Equity method investment summarized financial information [Line Items]
Assets				79,871
Liabilites				0
Operating revenue				6,420
Net income(loss)				508
Other comprehensive income(loss)				0
Total comprehensive income(loss)				508
KTBN Venture Fund No.8
Equity method investment summarized financial information [Line Items]
Assets		7,032		11,758
Liabilites		0		207
Operating revenue		98		2,359
Net income(loss)		(1,902)		(4,559)
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		(1,902)		(4,559)
KTBN Digital Contents Korea Fund No.9
Equity method investment summarized financial information [Line Items]
Assets		18,343		20,257
Liabilites		1,656		1,599
Operating revenue		937		3,030
Net income(loss)		(1,971)		(1,142)
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		(1,971)		(1,142)
KTBN Media Contents Fund
Equity method investment summarized financial information [Line Items]
Assets		1,029		1,887
Liabilites		0		0
Operating revenue		60		199
Net income(loss)		(858)		(35)
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		(858)		(35)
KTB China Synergy Fund
Equity method investment summarized financial information [Line Items]
Assets		135,892		145,464
Liabilites		10,073		9,977
Operating revenue		23,354		23,055
Net income(loss)		12,215		(8,686)
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		12,215		(8,686)
NAVER-KTB Audio Contents Fund
Equity method investment summarized financial information [Line Items]
Assets		25,443		29,419
Liabilites		648		652
Operating revenue		466		1,017
Net income(loss)		(3,972)		237
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		(3,972)		237
KTBN Venture Fund No.13
Equity method investment summarized financial information [Line Items]
Assets		80,487		72,943
Liabilites		625		737
Operating revenue		38,903		21,662
Net income(loss)		27,039		18,507
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		27,039		18,507
KTBN Future Contents Fund
Equity method investment summarized financial information [Line Items]
Assets		31,882		34,696
Liabilites		434		486
Operating revenue		725		7,394
Net income(loss)		(2,763)		4,776
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		(2,763)		4,776
KTBN Venture Fund No.16
Equity method investment summarized financial information [Line Items]
Assets		156,157		182,850
Liabilites		1,592		1,875
Operating revenue		31,459		40,201
Net income(loss)		14,540		11,133
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		14,540		11,133
KTBN Venture Fund No.18
Equity method investment summarized financial information [Line Items]
Assets		254,010		268,437
Liabilites		2,532		2,526
Operating revenue		31,976		31,543
Net income(loss)		(383)		8,036
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		(383)		8,036
KB-KTB Technology Venture Fund
Equity method investment summarized financial information [Line Items]
Assets		52,125		42,046
Liabilites		701		246
Operating revenue		3,802		2,055
Net income(loss)		(1,377)		(1,076)
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		(1,377)		(1,076)
WOORI 2022 Scaleup Venture Fund
Equity method investment summarized financial information [Line Items]
Assets		89,006		68,626
Liabilites		76		826
Operating revenue		926		504
Net income(loss)		(12,705)		(2,758)
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		(12,705)		(2,758)
WOORI 2022 Start-up Venture Fund
Equity method investment summarized financial information [Line Items]
Assets		42,418		8,237
Liabilites		3		156
Operating revenue		162		42
Net income(loss)		(466)		(576)
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		(466)		(576)
KTB-NHN China Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets				16
Liabilites				7
Operating revenue				946
Net income(loss)				(315)
Other comprehensive income(loss)				(319)
Total comprehensive income(loss)				(634)
KTBN GI Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets		104		12,391
Liabilites		12		45
Operating revenue		3,444		0
Net income(loss)		2,832		7,146
Other comprehensive income(loss)		(732)		712
Total comprehensive income(loss)		2,100		7,858
Chirochem
Equity method investment summarized financial information [Line Items]
Assets		556		732
Liabilites		190		375
Operating revenue		451		4,215
Net income(loss)		8		148
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		8		148
Godo Kaisha Oceanos 1
Equity method investment summarized financial information [Line Items]
Assets		60,513		62,021
Liabilites		45,145		45,334
Operating revenue		2,605		2,765
Net income(loss)		132		192
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		132		192
Woori Zip 1
Equity method investment summarized financial information [Line Items]
Assets				44,448
Liabilites				31,702
Operating revenue				2,066
Net income(loss)				(198)
Other comprehensive income(loss)				0
Total comprehensive income(loss)				(198)
Woori Zip 2
Equity method investment summarized financial information [Line Items]
Assets				62,642
Liabilites				45,012
Operating revenue				3,023
Net income(loss)				(167)
Other comprehensive income(loss)				0
Total comprehensive income(loss)				(167)
KG Fashion Co., Ltd.
Equity method investment summarized financial information [Line Items]
Assets		2,201		2,559
Liabilites		2,850		3,022
Operating revenue		544		943
Net income(loss)		(197)		(569)
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		(197)		(569)
KUM HWA Co., Ltd.
Equity method investment summarized financial information [Line Items]
Assets		4		4
Liabilites		167		167
Operating revenue		0		0
Net income(loss)		0		0
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		0		0
Jinmyung Plus Co., Ltd.
Equity method investment summarized financial information [Line Items]
Assets		499		519
Liabilites		459		454
Operating revenue		96		146
Net income(loss)		(32)		(3)
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		(32)		(3)
JC Assurance No.2 Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets		121,539		121,596
Liabilites		989		8
Operating revenue		0		0
Net income(loss)		(642)		(628)
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		(642)		(628)
Dream Company Growth no.1 PEF
Equity method investment summarized financial information [Line Items]
Assets				28,366
Liabilites				255
Operating revenue				1,490
Net income(loss)				1,300
Other comprehensive income(loss)				0
Total comprehensive income(loss)				1,300
HMS-Oriens 1st Fund
Equity method investment summarized financial information [Line Items]
Assets		65,227		61,498
Liabilites		7		1
Operating revenue		0		3,957
Net income(loss)		3,723		3,408
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		3,723		3,408
Woori G Senior Loan Private Placement Investment Trust No.1
Equity method investment summarized financial information [Line Items]
Assets		80,919		349,154
Liabilites		5		22
Operating revenue		9,664		17,759
Net income(loss)		9,101		16,726
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		9,101		16,726
Genesis Eco No.1 Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets		38,043		38,064
Liabilites		622		314
Operating revenue		0		0
Net income(loss)		(634)		(947)
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		(634)		(947)
Paratus Woori Material Component Equipment joint venture company
Equity method investment summarized financial information [Line Items]
Assets		58,285		58,298
Liabilites		2,380		1,510
Operating revenue		0		0
Net income(loss)		(884)		(906)
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		(884)		(906)
Midas No. 8 Private Equity Joint Venture Company
Equity method investment summarized financial information [Line Items]
Assets		64,156		65,063
Liabilites		241		242
Operating revenue		1,916		1,956
Net income(loss)		963		1,002
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		963		1,002
Orchestra Private Equity Fund IV
Equity method investment summarized financial information [Line Items]
Assets		34,113		34,041
Liabilites		0		122
Operating revenue		700		1,680
Net income(loss)		194		1,172
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		194		1,172
Synaptic Green No.1 PEF
Equity method investment summarized financial information [Line Items]
Assets		35,623		36,325
Liabilites		5		175
Operating revenue		2		4
Net income(loss)		703		(867)
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		703		(867)
IGEN2022No. 1 Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets		32,215		32,255
Liabilites		126		124
Operating revenue		1,056		1,847
Net income(loss)		565		1,350
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		565		1,350
PCC-Woori LP Secondary Fund
Equity method investment summarized financial information [Line Items]
Assets		22,863		27,773
Liabilites		600		668
Operating revenue		2,549		908
Net income(loss)		(4,767)		(6,350)
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		(4,767)		(6,350)
Woori-Q Corporate Restructuring Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets		101,315		63,265
Liabilites		1,362		456
Operating revenue		1,278		4,945
Net income(loss)		164		3,018
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		164		3,018
Woori-Shinyoung Growth-Cap Private Equity Fund I
Equity method investment summarized financial information [Line Items]
Assets		84,775		97,265
Liabilites		419		1,522
Operating revenue		4,422		(26,435)
Net income(loss)		(10,824)		(27,768)
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		(10,824)		(27,768)
NH Woori Newdeal Growth Alpha Private Equity Fund 1
Equity method investment summarized financial information [Line Items]
Assets		164,574		100,215
Liabilites		762		1,588
Operating revenue		40,639		2
Net income(loss)		38,093		(3,605)
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		38,093		(3,605)
Woori BIG2 Plus Securities Investment Trust(Balanced Bond)
Equity method investment summarized financial information [Line Items]
Assets				16,630
Liabilites				5
Operating revenue				1,383
Net income(loss)				1,383
Other comprehensive income(loss)				0
Total comprehensive income(loss)				1,383
Woori 25-09 Corporate Bond(AA- or higher) Active ETF
Equity method investment summarized financial information [Line Items]
Assets				133,729
Liabilites				32,028
Operating revenue				3,006
Net income(loss)				2,831
Other comprehensive income(loss)				0
Total comprehensive income(loss)				2,831
Woori Short Term Government and Special Bank Bond Active ETF
Equity method investment summarized financial information [Line Items]
Assets				62,185
Liabilites				3,212
Operating revenue				1,222
Net income(loss)				978
Other comprehensive income(loss)				0
Total comprehensive income(loss)				978
W Service Networks Co., Ltd.
Equity method investment summarized financial information [Line Items]
Assets		6,621		6,887
Liabilites		2,475		2,496
Operating revenue		16,788		19,350
Net income(loss)		738		1,069
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		738		1,069
LOTTE CARD Co., Ltd.
Equity method investment summarized financial information [Line Items]
Assets	[1]	24,416,416		22,329,308
Liabilites	[1]	20,937,932		19,191,007
Operating revenue	[1]	2,103,130		1,937,383
Net income(loss)	[1]	100,468		363,673
Other comprehensive income(loss)	[1]	(20,494)		(19,888)
Total comprehensive income(loss)	[1]	79,974		343,785
Samsung Together Korea IPPF private securities investment trust 3 [Equity-FoFs]
Equity method investment summarized financial information [Line Items]
Assets		10,849
Liabilites		1
Operating revenue		306
Net income(loss)		300
Other comprehensive income(loss)		0
Total comprehensive income(loss)		300
Woori Smart General Private Equity Investment Trust 1(bond)
Equity method investment summarized financial information [Line Items]
Assets		312,490		289,553
Liabilites		166,250		145,580
Operating revenue		13,404		7,373
Net income(loss)		8,549		3,973
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		8,549		3,973
Woori Together TDF 2025
Equity method investment summarized financial information [Line Items]
Assets		14,500
Liabilites		30
Operating revenue		1,232
Net income(loss)		1,206
Other comprehensive income(loss)		0
Total comprehensive income(loss)		1,206
Woori USD Treasury Target Return Bond FoF [Member]
Equity method investment summarized financial information [Line Items]
Assets		921
Liabilites		0
Operating revenue		164
Net income(loss)		144
Other comprehensive income(loss)		0
Total comprehensive income(loss)		144
Woori Together TDF 2035 [Member]
Equity method investment summarized financial information [Line Items]
Assets		15,537
Liabilites		241
Operating revenue		1,031
Net income(loss)		1,011
Other comprehensive income(loss)		0
Total comprehensive income(loss)		1,011
NH Woori Dino Co-Investment NO.2 Private Equity Fund [Member]
Equity method investment summarized financial information [Line Items]
Assets		39,368
Liabilites		2
Operating revenue		6
Net income(loss)		(83)
Other comprehensive income(loss)		0
Total comprehensive income(loss)		(83)
Synaptic Future Growth Private Equity Fund 1
Equity method investment summarized financial information [Line Items]
Assets		32,638		30,049
Liabilites		295		301
Operating revenue		19,412		2
Net income(loss)		18,240		(951)
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		18,240		₩ (951)
Woori Real Estate Investment No. 1 Limited Liability Company
Equity method investment summarized financial information [Line Items]
Assets		405,845
Liabilites		235,058
Operating revenue		6
Net income(loss)		(1,412)
Other comprehensive income(loss)		0
Total comprehensive income(loss)		(1,412)
Woori General Private Securities Investment Trust No. 5 [Member]
Equity method investment summarized financial information [Line Items]
Assets		456,448
Liabilites		246,365
Operating revenue		15,926
Net income(loss)		10,847
Other comprehensive income(loss)		0
Total comprehensive income(loss)		10,847
Woori Big Satisfaction General Private Securities Investment Trust No. 3 [Member]
Equity method investment summarized financial information [Line Items]
Assets		170,856
Liabilites		55,432
Operating revenue		6,755
Net income(loss)		5,425
Other comprehensive income(loss)		0
Total comprehensive income(loss)		5,425
Woori General Private Securities Investment Trust No. 6 [Member]
Equity method investment summarized financial information [Line Items]
Assets		398,460
Liabilites		251,145
Operating revenue		12,650
Net income(loss)		7,315
Other comprehensive income(loss)		0
Total comprehensive income(loss)		7,315
Woori Oncorp Corporate support of Major Industry General Type Private Investment Trust 2
Equity method investment summarized financial information [Line Items]
Assets		171,980
Liabilites		0
Operating revenue		8,579
Net income(loss)		8,539
Other comprehensive income(loss)		0
Total comprehensive income(loss)		8,539
Woori General Private Securities Investment Trust No. 7 (Bond) [Member]
Equity method investment summarized financial information [Line Items]
Assets		424,652
Liabilites		280,745
Operating revenue		6,743
Net income(loss)		3,907
Other comprehensive income(loss)		0
Total comprehensive income(loss)		3,907
Woori Smart General Private Equity Investment Trust No.1(bond)
Equity method investment summarized financial information [Line Items]
Assets		244,268
Liabilites		101,784
Operating revenue		3,038
Net income(loss)		2,484
Other comprehensive income(loss)		0
Total comprehensive income(loss)		2,484
Woori Future Energy Private Special Asset Investment Trust(General) No.1 [Member]
Equity method investment summarized financial information [Line Items]
Assets		0
Liabilites		0
Operating revenue		0
Net income(loss)		0
Other comprehensive income(loss)		0
Total comprehensive income(loss)		0
Woori Big Satisfaction Corporation MMF No. 3 [Member]
Equity method investment summarized financial information [Line Items]
Assets		1,860,868
Liabilites		29
Operating revenue		56,309
Net income(loss)		56,153
Other comprehensive income(loss)		0
Total comprehensive income(loss)		56,153
NH Woori New deal CoInvestment No1 Private Equity Fund [Member]
Equity method investment summarized financial information [Line Items]
Assets		29,382
Liabilites		254
Operating revenue		3,682
Net income(loss)		3,428
Other comprehensive income(loss)		0
Total comprehensive income(loss)		3,428
KCLAVIS NPL Investment Trust NO 1-2
Equity method investment summarized financial information [Line Items]
Assets		43,057
Liabilites		80
Operating revenue		1,176
Net income(loss)		1,176
Other comprehensive income(loss)		0
Total comprehensive income(loss)		1,176
MARKET&FARM CO.,LTD. [Member]
Equity method investment summarized financial information [Line Items]
Assets		954
Liabilites		902
Operating revenue		4,933
Net income(loss)		(125)
Other comprehensive income(loss)		0
Total comprehensive income(loss)		₩ (125)

[1]	The amount is after reflecting the fair value adjustment that occurred when acquiring the shares and the adjustments that occurred by difference of accounting policies with the Group.